Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Schedule of financial liabilities measured and recorded at fair value on recurring basis

	For the year ended
	December 31,2020
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	US$
Guarantee liabilities	—	—	387	59

	Unobservable Input	Range of Inputs
Guarantee liabilities	Default rate	0.075%~2.8%
	Reasonable operating profit margin	10%

Schedule of fair value of the guarantee derivatives

	For the Year Ended
	December 31,
	2019	2020
	(RMB in thousands)
Fair value of guarantee liabilities at beginning of the year (Level 3)	Not applicable	—
Issuances	Not applicable	143
Net cash payout	Not applicable	11
Change in fair value	Not applicable	233
Fair value of guarantee liabilities at end of the year (Level 3)	Not applicable	387